Schedule I-Summary of Investments Other-Than-Investments in Related Parties	12 Months Ended
Dec. 31, 2014
Schedule I-Summary of Investments Other-Than-Investments in Related Parties
Schedule I-Summary of Investments Other-Than-Investments in Related Parties

Schedule I—Summary of Investments Other —Than—Investments in Related Parties

	Cost or Amortized Cost	Fair Value	Amount at which shown in balance sheet
	(in thousands)
Fixed maturity securities:
United States Government and government agencies and authorities	$608	$797	$797
States, municipalities and political subdivisions	26,614	28,918	28,918
Foreign governments	255	376	376
Commercial mortgage-backed	470	499	499
Residential mortgage-backed	6,653	7,701	7,701
Corporate	50,962	59,178	59,178
Total fixed maturity securities	85,562	97,469	97,469

Equity securities:
Non-redeemable preferred stocks	7,333	7,968	7,968

Commercial mortgage loans on real estate, at amortized cost	19,772	22,366	19,772
Policy loans	217	217	217
Short-term investments	7,202	7,202	7,202
Other investments	172	172	172
Total investments	$120,258	$135,394	$132,800